Trade and other payable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade and other payables

	2017	2016
Non-current
Payable from acquisition of property, plant and equipment (i)	521	1,042
Other payables	306	385
	827	1,427
Current
Trade payables	82,824	77,325
Advances from customers	6,722	7,758
Amounts due to related parties (Note 31)	628	1,152
Taxes payable	6,462	4,685
Other payables	1,787	1,238
	98,423	92,158
Total trade and other payables	99,250	93,585

(i)	These trades payable are mainly collateralized by property, plant and equipment of the Group.